Offerings - Offering: 1	Mar. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Series A Common Stock, par value $0.0001
Amount Registered | shares	42,800
Proposed Maximum Offering Price per Unit	6.28
Maximum Aggregate Offering Price	$ 268,784.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 37.12
Offering Note	Note 1a. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall be deemed to cover any additional shares of Series A common stock, par value $0.0001 (the "Common Stock") of Sagimet Biosciences Inc. (the "Registrant") which become issuable by reason of any future stock dividend, stock split, recapitalization or other similar transaction which results in an increase in the number of the outstanding shares of Common Stock of the Registrant. Note 1b. Consists of shares of Common Stock issuable pursuant to new hire inducement stock option awards granted on December 9, 2025 to certain employees in accordance with Nasdaq Listing Rule 5635(c)(4), as an inducement material to their entering into employment with the Registrant. Note 1c. Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share and proposed maximum aggregate offering price are calculated on the basis of the exercise price of the applicable inducement stock option award. Note 1d. The Registrant does not have any fee offsets.